Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Determination of the Fair Value of Financial Instruments

Determination of the fair value as of December 31, 2018 - under IFRS 9

	As of December 31,
	2018
	Book value	Estimated fair value
		Recurring	Non-recurring
	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	987,680	—	987,680
Cash items in process of collection	318,658	—	318,658
Financial instruments at fair value through profit or loss	96,943	96,943	—
Financial instruments at fair value through other comprehensive income	2,657,154	2,657,154	—
Loans and accounts receivable at amortized cost	20,714,370	—	20,827,852
Financial instruments at amortized cost	198,923	—	199,561
Investments under resale agreements	109,467	—	109,467
Financial derivative contracts	1,368,957	1,368,957
Interbank loans, net	341,244	—	341,244

Totals	26,793,396	4,123,054	22,784,462

LIABILITIES
Deposits and other demand liabilities	4,300,475	—	4,300,475
Cash in process of being cleared	247,165	—	247,165
Obligations under repurchase agreements	1,015,614	—	1,015,614
Time deposits and other time liabilities	10,121,111	—	10,135,722
Financial derivative contracts	1,112,806	1,112,806	—
Interbank borrowings	2,327,723	—	2,335,509
Debt instruments issued	6,010,124	—	6,311,527
Other financial liabilities	12,400	—	12,400

Totals	25,147,418	1,112,806	24,358,412

The following table summarizes the fair values of the Bank’s main financial assets and liabilities as of December 31, 2017, including those that are not recorded at fair value in the Consolidated Statement of Financial Position.

Determination of the fair value as of December 31, 2017 - under IAS 39

	As of December 31,
	2017
		Estimated fair value
	Book value	Recurring	Non-recurring
	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	964,030	—	964,030
Cash items in process of collection	157,017	—	157,017
Investments under resale agreements	28,524	—	28,524
Financial derivative contracts	1,248,775	1,248,775	—
Interbank loans, net	70,077	—	70,077
Trading investments	415,061	415,061	—
Loans and accounts receivable from customers, net	19,764,078	—	19,893,448
Available for sale instruments	2,663,478	2,663,478	—
Held to maturity investments	202,030	—	201,283

Totals	25,513,070	4,327,314	21,314,379

LIABILITIES
Deposits and other demand liabilities	4,141,667	—	4,141,667
Cash in process of being cleared	109,496	—	109,496
Obligations under repurchase agreements	420,920	—	420,920
Time deposits and other time liabilities	10,065,243	—	10,099,251
Financial derivative contracts	1,095,154	1,095,154	—
Interbank borrowings	2,196,130	—	2,216,507
Debt instruments issued	5,950,038	—	6,185,043
Other financial liabilities	17,066	—	17,066

Totals	23,995,714	1,095,154	23,189,950

Schedule of Fair Value Measurements of Assets and Liabilities Only for Disclosure Purposes (Non-recurring)

The following section describes the methods used to estimate fair value:

Fair Value Measurements of assets and liabilities only for disclosure purposes (non-recurring) - under IFRS 9:

Non-recurring fair value measurement	As of December 31,
2018
MCh$
ASSETS
Cash and deposits in banks	987,680
Cash items in process of collection	318,658
Loans and accounts receivable at amortized cost	20,827,852
Investments under resale agreements	109,467
Interbank loans, net	341,244
Financial instruments at amortized cost	199,561

Totals	22,784,462

LIABILITIES
Deposits and other demand liabilities	4,300,475
Cash in process of being cleared	247,165
Obligations under repurchase agreements	1,015,614
Time deposits and other time liabilities	10,135,722
Interbank borrowings	2,335,509
Debt instruments issued	6,311,527
Other financial obligations	12,400

Totals	24,358,412

Fair Value Measurements of assets and liabilities only for disclosure purposes (non-recurring) - under IAS 39:

Non-recurring fair value measurement	As of December 31,
2017
MCh$
ASSETS
Cash and deposits in banks	964,030
Cash items in process of collection	157,017
Investments under resale agreements	28,524
Interbank loans, net	70,077
Loans and accounts receivable from customers, net	19,893,448
Held to maturity investments	201,283

Totals	21,314,379

LIABILITIES
Deposits and other demand liabilities	4,141,667
Cash in process of being cleared	109,496
Obligations under repurchase agreements	420,920
Time deposits and other time liabilities	10,099,251
Interbank borrowings	2,216,507
Debt instruments issued	6,185,043
Other financial obligations	17,066

Totals	23,189,950

Schedule of Fair Value Measurement of Financial Assets and Liabilities (Recurring)

Fair Value measurement of financial assets and liabilities (recurring) - under IFRS 9:

Fair value measurement of recurring items	As of December 31,
2018
MCh$
ASSETS
Financial instruments at fair value through profit or loss	96,943

Chilean Central Bank and Government securities	36,608
Other securities issued in Chile	4,017
Foreign government and central bank instruments	23,276
Other instruments issued abroad	19,505
Investments in mutual funds	3,532
Other investments at FVTPL	10,005

Financial instruments at fair value through other comprehensive income	2,657,154

Chilean Central Bank and Government securities	1,352,084
Other securities issued in Chile	196,439
Foreign government and central bank instruments	769,693
Other instruments issued abroad	332,560
Other investments at FVOCI	6,378

Financial derivative contracts	1,368,957

Forwards	342,993
Swaps	1,021,701
Call options	4,217
Put options	46

Total	4,123,054

LIABILITIES
Financial derivative contracts	1,112,806

Forwards	322,241
Swaps	788,133
Call options	1,493
Put options	939

Total	1,112,806

Fair Value measurement of financial assets and liabilities (recurring) – under IAS 39:

Fair value measurement of recurring items	As of December 31,
2017
MCh$
ASSETS
Trading investments	415,061

Chilean Central Bank and Government securities	7,126
Other securities issued in Chile	5
Foreign government and central bank instruments	381,262
Other instruments issued abroad	8,147
Investments in mutual funds	18,521
Other investments	—

Available for sale instruments	2,663,478

Chilean Central Bank and Government securities	1,783,877
Other securities issued in Chile	147,762
Foreign government and central bank instruments	420,687
Other instruments issued abroad	300,740
Other investments	10,412

Financial derivative contracts	1,248,775

Forwards	316,901
Swaps	930,744
Call options	421
Put options	709

Total	4,327,314

LIABILITIES
Financial derivative contracts	1,095,154

Forwards	333,482
Swaps	759,216
Call options	86
Put options	2,370

Total	1,095,154

Schedule of Financial Derivative Instruments

These adjustments are recorded periodically in the financial statements. As of December 2018, 2017 and 2016, the portfolio of derivative contracts in both Chile and Colombia is detailed as follows:

	As of December 31,
	2018		2017		2016
	CVA	DVA	CVA	DVA	CVA	DVA
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedging	—	—	(2)	815	(36)	244

Fair value hedge	—	—	(11)	783	(12)	274

Currency forwards	—	—	—	—	—	—
Currency swaps	—	—	(5)	222	9	37
Interest rate swaps	—	—	(6)	561	(21)	237

Cash flow hedge	—	—	1	54	(18)	(6)

Currency forwards	—	—	(1)	(13)	(17)	—
Currency swaps	—	—	—	27	(1)	5
Interest rate swaps	—	—	2	40	—	(11)

Hedge of net investments in a foreign operation	—	—	8	(22)	(6)	(24)

Currency forwards	—	—	8	(22)	(6)	(24)
Currency swaps	—	—	—	—	—	—
Interest rate swaps	—	—	—	—	—	—

Derivatives held for trading	(37,821)	340	(53,396)	554	(51,961)	1,003

Currency forwards	(127)	65	(258)	(724)	(1,161)	(72)
Currency swaps	(31,167)	127	(42,829)	367	(28,951)	526
Interest rate swaps	(6,527)	148	(10,244)	911	(21,860)	549
Call currency options	—	—	—	—	(10)	—
Call currency options	—	—	(65)	—	21	—

Total financial derivative contracts	(37,821)	340	(53,398)	1,369	(51,997)	1,247

Schedule of Impacts on the Portfolio of a Recalibration

The table below summarizes the impacts on the portfolio of a recalibration of the models based on a stress scenario, recalibrating parameters with the shock incorporated.

Impact calibration	As of December 31, 2018			As of December 31, 2017
	Forward Americano USD-CLP	Basis TAB CLP	Basis TAB CLF	Forward Americano USD-CLP	Basis TAB CLP	Basis TAB CLF
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Volatility exchange rate
USD-CLP	—	—	—	—	—	—
TAB 30	—	116	—	—	157	—
TAB 90	—	26	—	—	46	—
TAB 180	—	50	21	—	—	30
TAB 360	—	3	5	—	—	8

Totals	—	195	26	—	203	38

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table classifies assets and liabilities measured at fair value on a recurring basis, in accordance with the fair value hierarchy established in IFRS 13 as of December 31, 2018 – under IFRS 9:

	As of December 31, 2018
Measurement at fair value of instruments on a recurring basis using	Fair value	Market value of the asset for identified assets (Level 1)	Other observable significant inputs (Level 2)	Non-observable significant inputs (Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	96,943	67,430	29,513	—

Chilean Central Bank and Government securities	36,608	36,608	—	—
Other securities issued locally	4,017	4,014	3	—
Foreign government and central bank instruments	23,276	23,276	—	—
Other securities issued abroad	19,505	—	19,505	—
Investments in mutual funds	3,532	3,532	—	—
Other investments at FVTPL	10,005	—	10,005	—

Financial instruments at fair value through other comprehensive income	2,657,154	2,458,410	198,744	—

Chilean Central Bank and Government securities	1,352,084	1,352,084	—	—
Other securities issued locally	196,439	5,979	190,460	—
Foreign government and central bank instruments	769,693	769,693	—	—
Other securities issued abroad	332,560	330,654	1,906	—
Other investments at FVOCI	6,378	—	6,378	—

Financial derivative contracts	1,368,957	—	1,341,801	27,156

Forwards	342,993	—	342,375	618
Swaps	1,021,701	—	995,163	26,538
Call options	4,217	—	4,217	—
Put options	46	—	46	—

Totals	4,123,054	2,525,840	1,570,058	27,156

LIABILITIES
Financial derivative contracts	1,112,806	—	1,112,237	569

Forwards	322,241	—	322,192	49
Swaps	788,133	—	787,613	520
Call options	1,493	—	1,493	—
Put options	939	—	939	—

Totals	1,112,806	—	1,112,237	569

The following table classifies assets and liabilities measured at fair value on a recurring basis, in accordance with the fair value hierarchy established in IFRS 13 as of December 31, 2017 – under IAS 39:

	As of December 31, 2017
Measurement at fair value of instruments on a recurring basis using	Fair value	Market value of the asset for identified assets (Level 1)	Other observable significant inputs (Level 2)	Non-observable significant inputs (Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Trading investments	415,061	409,197	5,864	—

Chilean Central Bank and Government securities	7,126	7,126	—	—
Other securities issued locally	5	—	5	—
Foreign government and central bank instruments	381,262	378,636	2,626	—
Other securities issued abroad	8,147	4,914	3,233	—
Investments in mutual funds	18,521	18,521	—	—

Available for sale instruments	2,663,478	2,204,564	458,914	—

Chilean Central Bank and Government securities	1,783,877	1,783,877	—	—
Other securities issued locally	147,762	—	147,762	—
Foreign government and central bank instruments	420,687	420,687	—	—
Other securities issued abroad	300,740	—	300,740	—
Other investments	10,412	—	10,412

Financial derivative contracts	1,248,775	—	1,218,247	30,528

Forwards	316,901	—	316,848	53
Swaps	930,744	—	900,269	30,475
Call options	421	—	421	—
Put options	709	—	709	—

Totals	4,327,314	2,613,761	1,683,025	30,528

LIABILITIES
Financial derivative contracts	1,095,154	—	1,094,549	605

Forwards	333,482	—	333,482	—
Swaps	759,216	—	758,611	605
Call options	86	—	86	—
Put options	2,370	—	2,370	—

Totals	1,095,154	—	1,094,549	605

Schedule of Reconciliation

As of December 31, 2018 no transfers were observed between Level 1 and Level 2, as shown below – under IFRS 9:

Measurement at fair value of instruments that are valued recurrently	As of December 31,
	2018
	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
ASSETS
Financial instruments at fair value through profit or loss	96,943	—	—
Financial instruments at fair value through other comprehensive income	2,657,154	—	—
Financial derivative contracts	1,368,957	—	—

Totals	4,123,054	—	—

LIABILITIES
Financial derivative contracts	1,112,806	—	—

Totals	1,112,806	—	—

As of December 31, 2018 no transfers were observed between Level 1 and Level 2, as shown below – under IAS 39:

Measurement at fair value of instruments that are valued recurrently	As of December 31,
	2017
	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
ASSETS
Trading investments	415,061	—	—
Available for sale instruments	2,663,478	—	—
Financial derivative contracts	1,248,775	—	—

Totals	4,327,314	—	—

LIABILITIES		—
Financial derivative contracts	1,095,154	—	—

Totals	1,095,154	—	—

Schedule of Reconciliation

The following table reconciles assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017.

	As of December 31, 2018
Level 3 reconciliation	Opening balance	Gain (loss) recognized in profit or loss	Gain (loss) recognized in equity	Purchases, sales and agreements	Transfers from level 1 or level 2	Ending balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial derivative contracts	30,528	5,863	—	(9,235)	—	27,156
Forwards	53	716	—	(151)	—	618
Swaps	30,475	5,147	—	(9,084)	—	26,538
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—

Totals	30,528	5,863	—	(9,235)	—	27,156

LIABILITIES
Financial derivative contracts	605	1,223	—	(1,259)	—	569
Forwards	—	831	—	(782)	—	49
Swaps	605	392	—	(477)	—	520
Call options	—	—	—		—	—
Put options	—	—	—		—	—

Totals	605	1,223	—	(1,259)	—	569

	As of December 31, 2017
Level 3 reconciliation	Opening balance	Gain (loss) recognized in profit or loss	Gain (loss) recognized in equity	Purchases, sales and agreements	Transfers from level 1 or level 2	Ending balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS
Financial derivative contracts	41,124	4,849	—	(15,445)	—	30,528
Forwards	—	209	—	(156)	—	53
Swaps	41,124	4,640	—	(15,289)	—	30,475
Call options	—	—	—	—	—	—
Put options	—	—	—	—	—	—

Totals	41,124	4,849	—	(15,445)	—	30,528

LIABILITIES
Financial derivative contracts	1,340	(325)	—	(410)	—	605
Forwards	609	(465)	—	(144)	—	—
Swaps	731	140	—	(266)	—	605
Call options	—	—	—		—	—
Put options	—	—	—		—	—

Totals	1,340	(325)	—	(410)	—	605

Schedule of Classifies Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table classifies assets and liabilities measured at fair value on a non-recurring basis, in accordance with the fair value hierarchy as of December 31, 2018 and 2017.

	As of December 31, 2018
Measurement at fair value of items on a non-recurring basis	Estimated fair value	Market value of the asset for identified assets (Level 1)	Other observable significant inputs (Level 2)	Non-observable significant inputs (Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	987,680	987,680	—	—
Cash items in process of collection	318,658	318,658	—	—
Loans and accounts receivable at amortized cost	20,827,852	—	—	20,827,852
Financial instruments at amortized cost	199,561	—	199,561	—
Investments under resale agreements	109,467	109,467	—	—
Interbank loans, net	341,244	341,244	—	—

Totals	22,784,462	1,757,049	199,561	20,827,852

LIABILITIES
Deposits and other demand liabilities	4,300,475	4,300,475	—	—
Cash in process of being cleared	247,165	247,165	—	—
Obligations under repurchase agreements	1,015,614	1,015,614	—	—
Time deposits and other time liabilities	10,135,722		10,135,722	—
Borrowings from financial institutions	2,335,509	2,335,509	—	—
Debt instruments issued	6,311,527		6,311,527	—
Other financial obligations	12,400	12,400	—	—

Totals	24,358,412	7,911,163	16,447,249	—

	As of December 31, 2017
Measurement at fair value of items on a non-recurring basis	Estimated fair value	Market value of the asset for identified assets (Level 1)	Other observable significant inputs (Level 2)	Non-observable significant inputs (Level 3)
	MCh$	MCh$	MCh$	MCh$
ASSETS
Cash and deposits in banks	964,030	964,030	—	—
Cash items in process of collection	157,017	157,017	—	—
Investments under resale agreements	28,524	28,524	—	—
Interbank loans, net	70,077	70,077	—	—
Loans and accounts receivable from customers, net	19,893,448	—	—	19,893,448
Held to maturity investments	201,283	—	201,283	—

Totals	21,314,379	1,219,648	201,283	19,893,448

LIABILITIES
Deposits and other demand liabilities	4,141,667	4,141,667	—	—
Cash in process of being cleared	109,496	109,496	—	—
Obligations under repurchase agreements	420,920	420,920	—	—
Time deposits and other time liabilities	10,099,251	—	10,099,251	—
Borrowings from financial institutions	2,216,507	2,216,507	—	—
Debt instruments issued	6,185,043	—	6,185,043	—
Other financial obligations	17,066	17,066	—	—

Totals	23,189,950	6,905,656	16,284,294	—